Risk management (Details 6) - Financial assets past due but not impaired [member] - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 146,173	$ 296,857
Later than three months [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	65,354	179,008
Later than three months and not later than six months [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	1,131	14,275
Later Than Six Month [Member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 79,688	$ 103,574